Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 1,452,992	$ 2,080,715
Short-term investments	177,982
Accounts receivable, net	4,962,425	4,171,809
Other receivables-bank acceptance notes, net	1,555,085	971,044
Advances to suppliers	48,351	122,456
Other receivables	50,281	15,690
Inventories, net	1,558,819	1,183,572
Contract costs, net	49,763	96,656
Total current assets	9,855,698	8,641,942
Non-current Assets
Property and equipment, net	4,895,479	3,857,200
Intangible assets	44,067	67,710
Operating lease right-of-use assets, net	1,115,209	38,133
Long-term investments		1,356,618
Other assets, non-current	15,345,231
Total non-current assets	21,399,986	5,319,661
Total Assets	31,255,684	13,961,603
Current Liabilities
Short-term loans	1,422,718	1,391,130
Accounts payable	3,609,798	1,276,419
Other payables and other current liabilities	2,152,100	1,466,908
Income tax payable	292,848	362,734
Advance from customers	108,356	515,650
Current portion of lease liabilities	406,845	13,006
Total current liabilities	8,301,487	5,266,013
Non-current Liabilities
Deferred tax liabilities	173,195	221,551
Non-current portion of lease liabilities	727,228	20,408
Total non-current liabilities	900,423	241,959
Total liabilities	9,201,910	5,507,972
Commitments and contingencies
Shareholders’ Equity:
Common Stock Value		68
Additional paid-in capital	22,832,075	7,620,339
Statutory reserves	465,572	465,572
Retained earnings (accumulated deficit)	(999,866)	787,211
Accumulated other comprehensive loss	(244,230)	(419,559)
Total shareholders’ equity	22,053,774	8,453,631
Total Liabilities and Shareholders’ Equity	31,255,684	13,961,603
Related Party
Current Liabilities
Amounts due to related parties	308,822	240,166
Class A Ordinary Shares
Shareholders’ Equity:
Common Stock Value	202
Class B Ordinary Shares
Shareholders’ Equity:
Common Stock Value	$ 21